Retirement Benefit Schemes - Summary of Weighted Average Life Expectancy Used to Determine Benefit Obligations (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
United States
Disclosure Of Life Expectancy [Line Items]
Member age 65 (current life expectancy), Male	20 years 7 months 6 days	20 years 8 months 12 days
Member age 65 (current life expectancy), Female	22 years 7 months 6 days	22 years 8 months 12 days
Member age 45 (life expectancy at age 65), Male	22 years 2 months 12 days	22 years 3 months 18 days
Member age 45 (life expectancy at age 65), Female	24 years 1 month 6 days	24 years 2 months 12 days
United Kingdom
Disclosure Of Life Expectancy [Line Items]
Member age 65 (current life expectancy), Male	22 years 4 months 24 days	22 years 7 months 6 days
Member age 65 (current life expectancy), Female	23 years 10 months 24 days	24 years 1 month 6 days
Member age 45 (life expectancy at age 65), Male	24 years	24 years 2 months 12 days
Member age 45 (life expectancy at age 65), Female	25 years 2 months 12 days	25 years 4 months 24 days
Germany
Disclosure Of Life Expectancy [Line Items]
Member age 65 (current life expectancy), Male	20 years 2 months 12 days	17 years
Member age 65 (current life expectancy), Female	23 years 8 months 12 days	20 years 7 months 6 days
Member age 45 (life expectancy at age 65), Male	23 years	19 years 9 months 18 days
Member age 45 (life expectancy at age 65), Female	25 years 10 months 24 days	22 years 9 months 18 days
Canada
Disclosure Of Life Expectancy [Line Items]
Member age 65 (current life expectancy), Male	21 years 7 months 6 days	21 years 6 months
Member age 65 (current life expectancy), Female	23 years 10 months 24 days	23 years 10 months 24 days
Member age 45 (life expectancy at age 65), Male	22 years 7 months 6 days	22 years 6 months
Member age 45 (life expectancy at age 65), Female	24 years 10 months 24 days	24 years 9 months 18 days
Netherlands
Disclosure Of Life Expectancy [Line Items]
Member age 65 (current life expectancy), Male	21 years	20 years 9 months 18 days
Member age 65 (current life expectancy), Female	24 years 3 months 18 days	24 years 6 months
Member age 45 (life expectancy at age 65), Male	23 years 4 months 24 days	23 years 1 month 6 days
Member age 45 (life expectancy at age 65), Female	26 years 3 months 18 days	26 years 6 months
Switzerland
Disclosure Of Life Expectancy [Line Items]
Member age 65 (current life expectancy), Male	21 years 9 months 18 days	21 years 9 months 18 days
Member age 65 (current life expectancy), Female	23 years 9 months 18 days	23 years 9 months 18 days
Member age 45 (life expectancy at age 65), Male	23 years 8 months 12 days	23 years 7 months 6 days
Member age 45 (life expectancy at age 65), Female	25 years 8 months 12 days	25 years 7 months 6 days